Loans and Accounts Receivable at Amortised Cost (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	$ 30,213,414
Transfers
Gross carrying amount, Ending balance	32,671,515		$ 30,213,414
Expected credit losses allowances, Beginning balance	882,414
Transfers
Expected credit losses allowances, Ending balance	896,095		882,414
Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	26,913,508
Transfers
Gross carrying amount, Ending balance	29,041,636		26,913,508
Expected credit losses allowances, Beginning balance	153,640
Transfers
Expected credit losses allowances, Ending balance	133,269		153,640
Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	1,796,790
Transfers
Gross carrying amount, Ending balance	1,995,733		1,796,790
Expected credit losses allowances, Beginning balance	125,114
Transfers
Expected credit losses allowances, Ending balance	121,261		125,114
Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	1,503,116
Transfers
Gross carrying amount, Ending balance	1,634,146		1,503,116
Expected credit losses allowances, Beginning balance	603,660
Transfers
Expected credit losses allowances, Ending balance	641,565		603,660
Commercial Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	15,186,144		13,963,093
Transfers
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	712,258		2,305,311
Writte-off	(177,849)		(128,351)
Foreign exchange adjustments and others	110,456		(953,908)
Gross carrying amount, Ending balance	15,862,325		15,186,144
Expected credit losses allowances, Beginning balance	508,190	[1]	482,713
Transfers
Transfers to stage 2	58,098		11,930
Transfers to stage 3	13,421		33,513
Transfers to stage 3	64,235		27,863
Transfers to stage 1	(23,389)		(3,093)
Transfers to stage 2	(20,997)		(6,296)
Transfers to stage 1	(154)		(50)
Net changes of the exposure and modifications in the credit risk	87,894		43,974
Writte-off	(177,858)		(95,949)
Foreign exchange adjustments and others	(2,871)		12,197
Expected credit losses allowances, Ending balance	506,569		508,190	[1]
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	13,312,806
Transfers
Gross carrying amount, Ending balance	13,802,623		13,312,806
Expected credit losses allowances, Beginning balance	73,730
Transfers
Expected credit losses allowances, Ending balance	57,427		73,730
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	1,100,255
Transfers
Gross carrying amount, Ending balance	1,245,067		1,100,255
Expected credit losses allowances, Beginning balance	55,640
Transfers
Expected credit losses allowances, Ending balance	55,944		55,640
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	773,083
Transfers
Gross carrying amount, Ending balance	814,635		773,083
Expected credit losses allowances, Beginning balance	377,432
Transfers
Expected credit losses allowances, Ending balance	393,198		377,432
Commercial Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	9,695,837		9,062,153
Transfers
Transfers to stage 2	(518,990)		(225,062)
Transfers to stage 3			(16,654)
Transfers to stage 3
Transfers to stage 1	158,935		13,199
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	542,311		1,334,933
Writte-off
Foreign exchange adjustments and others	330,171		(472,732)
Gross carrying amount, Ending balance	10,208,264		9,695,837
Expected credit losses allowances, Beginning balance	30,189	[1]	29,797
Transfers
Transfers to stage 2	(7,786)		(2,719)
Transfers to stage 3			(241)
Transfers to stage 3
Transfers to stage 1	1,576		167
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(6,948)		4,105
Writte-off
Foreign exchange adjustments and others	4,508		(920)
Expected credit losses allowances, Ending balance	21,539		30,189	[1]
Commercial Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	867,783		630,515
Transfers
Transfers to stage 2	518,990		225,062
Transfers to stage 3
Transfers to stage 3	(132,136)		(59,688)
Transfers to stage 1	(158,935)		(13,199)
Transfers to stage 2	11,229		4,451
Transfers to stage 1
Net changes on financial assets	(119,884)		138,436
Writte-off
Foreign exchange adjustments and others	17,920		(57,794)
Gross carrying amount, Ending balance	1,004,967		867,783
Expected credit losses allowances, Beginning balance	31,066	[1]	28,282
Transfers
Transfers to stage 2	17,237		8,005
Transfers to stage 3
Transfers to stage 3	(8,567)		(5,541)
Transfers to stage 1	(7,525)		(411)
Transfers to stage 2	685		330
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(3,151)		2,740
Writte-off
Foreign exchange adjustments and others	644		(2,339)
Expected credit losses allowances, Ending balance	30,389		31,066	[1]
Commercial Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	386,929		372,744
Transfers
Transfers to stage 2
Transfers to stage 3			16,654
Transfers to stage 3	132,136		59,688
Transfers to stage 1
Transfers to stage 2	(11,229)		(4,451)
Transfers to stage 1
Net changes on financial assets	(24,788)		4,240
Writte-off	(83,845)		(53,921)
Foreign exchange adjustments and others	1,804		(8,025)
Gross carrying amount, Ending balance	401,007		386,929
Expected credit losses allowances, Beginning balance	198,115	[1]	191,397
Transfers
Transfers to stage 2
Transfers to stage 3			6,612
Transfers to stage 3	44,203		22,705
Transfers to stage 1
Transfers to stage 2	(3,867)		(1,704)
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	41,365		1,251
Writte-off	(83,844)		(37,439)
Foreign exchange adjustments and others	193		15,293
Expected credit losses allowances, Ending balance	196,165		198,115	[1]
Commercial Loans [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	3,644,407		3,338,916
Transfers
Transfers to stage 2	(347,678)		(53,020)
Transfers to stage 3	(41,696)		(67,886)
Transfers to stage 3
Transfers to stage 1	159,009		52,755
Transfers to stage 2
Transfers to stage 1	1,134		718
Net changes on financial assets	415,524		708,531
Writte-off
Foreign exchange adjustments and others	(236,341)		(363,045)
Gross carrying amount, Ending balance	3,594,359		3,644,407
Expected credit losses allowances, Beginning balance	44,104	[1]	50,014
Transfers
Transfers to stage 2	(20,058)		(1,525)
Transfers to stage 3	(2,666)		(2,697)
Transfers to stage 3
Transfers to stage 1	4,838		553
Transfers to stage 2
Transfers to stage 1	242		22
Net changes of the exposure and modifications in the credit risk	(3,395)		3,770
Writte-off
Foreign exchange adjustments and others	(4,617)		(6,646)
Expected credit losses allowances, Ending balance	35,888		44,104	[1]
Commercial Loans [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	235,239		208,018
Transfers
Transfers to stage 2	347,678		53,020
Transfers to stage 3
Transfers to stage 3	(230,125)		(40,853)
Transfers to stage 1	(159,009)		(52,755)
Transfers to stage 2	120,293		36,247
Transfers to stage 1
Net changes on financial assets	(68,960)		48,323
Writte-off
Foreign exchange adjustments and others	(5,016)		(19,528)
Gross carrying amount, Ending balance	240,100		235,239
Expected credit losses allowances, Beginning balance	24,945	[1]	23,041
Transfers
Transfers to stage 2	68,705		8,169
Transfers to stage 3
Transfers to stage 3	(42,601)		(6,776)
Transfers to stage 1	(22,278)		(3,402)
Transfers to stage 2	29,667		1,854
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(12,533)		2,855
Writte-off
Foreign exchange adjustments and others	(350)		(1,167)
Expected credit losses allowances, Ending balance	25,555		24,945	[1]
Commercial Loans [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	387,265		350,747
Transfers
Transfers to stage 2
Transfers to stage 3	41,696		67,886
Transfers to stage 3	230,125		40,853
Transfers to stage 1
Transfers to stage 2	(120,293)		(36,247)
Transfers to stage 1	(1,134)		(718)
Net changes on financial assets	(31,945)		70,848
Writte-off	(94,004)		(74,430)
Foreign exchange adjustments and others	1,918		(32,784)
Gross carrying amount, Ending balance	413,628		387,265
Expected credit losses allowances, Beginning balance	179,771	[1]	160,182
Transfers
Transfers to stage 2
Transfers to stage 3	16,087		29,839
Transfers to stage 3	71,200		17,475
Transfers to stage 1
Transfers to stage 2	(27,482)		(6,776)
Transfers to stage 1	(242)		(72)
Net changes of the exposure and modifications in the credit risk	54,962		29,253
Writte-off	(94,014)		(58,510)
Foreign exchange adjustments and others	(3,249)		7,926
Expected credit losses allowances, Ending balance	$ 197,033		$ 179,771	[1]

[1]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.